Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		63 Months Ended	72 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Income Statement [Abstract]
Revenues
Costs and expenses
Operating expenses (including $2,139,927, $697,671, $2,360,345, $2,357,370 and $9,749,073 in share based compensation costs and including $4,203,254, $14,608,040 and $16,361,663 of non-cash share-based compensation costs)	2,459,063	1,377,636	3,673,236	5,003,840	6,476,546	19,302,721	26,498,038	30,171,274
Cost of Lion transaction	6,700,000		6,700,000					6,700,000
Research and development	250,000	250,000	770,000	1,406,000	1,656,000	1,755,561	3,583,045	4,353,045
Impairment of intangible asset						160,036	160,036	160,036
Total costs and expenses	9,409,063	1,627,636	11,143,236	6,409,840	8,132,546	21,218,318	30,241,119	41,384,355
Loss from operations	(9,409,063)	(1,627,636)	(11,143,236)	(6,409,840)	(8,132,546)	(21,218,318)	(30,241,119)	(41,384,355)
Other income (expense)
Interest expense		(126,924)	(445,743)	(326,561)	(1,922,063)	(151,507)	(2,073,216)	(2,518,959)
Change in fair value of derivative liabilities		1,595,933		975,698	8,635,147	1,596,035	10,001,955	10,001,955
Amortization of discount on convertible notes				(497,888)	(497,888)	(5,000,000)	(5,497,888)	(5,497,888)
Cost to induce exchange transaction			(2,295,868)					(2,295,868)
Financing costs		(515,269)		(515,269)	(1,390,269)	(920,310)	(2,873,927)	(2,873,927)
Total other income (expense)		953,740	(2,741,611)	(364,020)	4,824,927	(4,475,782)	(443,076)	(3,184,687)
Net Loss	$ (9,409,063)	$ (673,896)	$ (13,884,847)	$ (6,773,860)	$ (3,307,619)	$ (25,694,100)	$ (30,684,195)	$ (44,569,042)
Net Loss Per Share, Basic and Diluted	$ (0.66)	$ (0.86)	$ (1.97)	$ (8.66)	$ (4.14)	$ (33.84)
Weighted-Average Common Shares Outstanding, Basic and Diluted	14,152,052	782,931	7,037,510	782,410	798,530	759,239